Income tax expense	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Income tax expense

9. Income tax expense

	2024	2023
	US$	US$

Tax expense attributable to loss is made up of:
- Current income tax	35,671	-
- Movements in deferred tax liabilities	(163,000)	133,000
	(127,329)	133,000

The tax on profit or loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows:

	2024	2022
	US$	US$

Loss before income tax	(760,586)	(94,846,338)

Tax calculated at tax rate of 17% (2023: 17%)	(129,300)	(16,123,877)
Effects of:
- Listing expenses	-	15,821,445
- Expenses not deductible for tax purposes	198,675	467,334
- Income not subject to tax	(186,647)	(3,112)
- Temporary difference	(10,057)	(28,790)
	(127,329)	133,000

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023